Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
September 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—88.1%
		Communication Services—5.9%
176,576	[1,2]	CarGurus, Inc.	$ 6,573,924
251,922	[1]	Fox Corp.	15,886,201
21,422	[1,2]	Live Nation Entertainment, Inc.	3,500,355
1,256	[2]	Netflix, Inc.	1,505,844
19,882	[1,2]	Pinterest, Inc.	639,604
78,304	[2]	Reddit, Inc.	18,009,137
312,290	[1,2]	ROBLOX Corp.	43,258,411
52,671		Sirius XM Radio, Inc.	1,225,918
6,345	[1,2]	Spotify Technology S.A.	4,428,810
109,709	[2]	TripAdvisor, Inc.	1,783,868
23,080	[1,2]	Yelp, Inc.	720,096
233,307	[1,2]	ZoomInfo Technologies, Inc.	2,545,379
		TOTAL	100,077,547
		Consumer Discretionary—12.4%
666,731	[1]	Advance Auto Parts, Inc.	40,937,284
14,839	[2]	Amer Sports, Inc.	515,655
16,340	[2]	Birkenstock Holding PLC	739,385
224,962	[2]	Capri Holdings Ltd.	4,481,243
37,881	[1,2]	Deckers Outdoor Corp.	3,839,997
103,530	[1,2]	DoorDash, Inc.	28,159,125
4,170	[1,2]	Duolingo, Inc.	1,342,073
10,187	[1,2]	Expedia Group, Inc.	2,177,471
190,174	[1,2]	Five Below, Inc.	29,419,918
19,056		Flutter Entertainment PLC	4,840,224
175,692	[1]	General Motors Co.	10,711,941
121,728	[1,2]	Life Time Group Holdings, Inc.	3,359,693
42,109	[2]	Norwegian Cruise Line Holdings Ltd.	1,037,145
63,783		Polaris, Inc., Class A	3,707,706
41,779	[1]	PVH Corp.	3,499,827
69,866	[1,2]	Revolve Group, Inc.	1,488,146
3,888	[1]	Royal Caribbean Cruises Ltd.	1,258,079
33,162	[1,2]	SharkNinja, Inc.	3,420,660
23,913		Steven Madden Ltd.	800,607
13,138		Tapestry, Inc.	1,487,484
20,332	[1,2]	Ulta Beauty, Inc.	11,116,521
187,580	[1,2]	Under Armour, Inc., Class A	936,024
450,947	[1]	V.F. Corp.	6,507,165
677,019	[2]	Viking Holdings Ltd.	42,083,501
23,360	[2]	Wayfair, Inc.	2,086,749
		TOTAL	209,953,623
		Consumer Staples—5.1%
11,378	[1]	Costco Wholesale Corp.	10,531,818
213,699	[1,2]	Dollar Tree, Inc.	20,166,775
264,318	[1]	Estee Lauder Cos., Inc., Class A	23,291,702
390,738	[1,2]	Maplebear, Inc.	14,363,529
38,195	[1]	Philip Morris International, Inc.	6,195,229
8,336	[2]	Post Holdings, Inc.	895,953

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
11,873	[1]	Spectrum Brands Holdings, Inc.	$ 623,689
105,588	[1,2]	Sprouts Farmers Market, Inc.	11,487,974
		TOTAL	87,556,669
		Energy—2.8%
26,734	[2]	Antero Resources Corp.	897,193
46,250	[1]	Cheniere Energy, Inc.	10,867,825
72,459	[1]	EOG Resources, Inc.	8,124,103
91,313		Halliburton Co.	2,246,300
74,661		Murphy Oil Corp.	2,121,119
20,867		Occidental Petroleum Corp.	985,966
32,759	[1,2]	Oceaneering International, Inc.	811,768
203,279	[1]	PBF Energy, Inc.	6,132,927
50,828	[2]	Seadrill Ltd.	1,535,514
13,785		Targa Resources, Inc.	2,309,539
105,798	[1,2]	Tidewater, Inc.	5,642,207
24,604	[1]	Weatherford International PLC	1,683,652
78,652		Williams Cos., Inc.	4,982,604
		TOTAL	48,340,717
		Financials—11.7%
25,884	[1]	Ameriprise Financial, Inc.	12,715,515
21,366	[2]	Arch Capital Group Ltd.	1,938,537
3,543		Assurant, Inc.	767,414
167,560	[1]	Bank of New York Mellon Corp.	18,257,338
6,865	[2]	Coinbase Global, Inc.	2,316,869
23,248	[1]	Corebridge Financial, Inc.	745,098
5,191		Globe Life, Inc.	742,157
4,810		Goldman Sachs Group, Inc.	3,830,444
72,056	[1,2]	Green Dot Corp.	967,712
102,477	[1]	Interactive Brokers Group, Inc., Class A	7,051,442
9,574	[1]	Intercontinental Exchange, Inc.	1,613,028
169,344	[1]	Jackson Financial, Inc.	17,142,693
64,532		Janus Henderson Group PLC	2,872,319
139,023	[1,2]	LendingClub Corp.	2,111,759
20,841	[1,2]	LendingTree.com, Inc.	1,349,038
37,314	[1]	Live Oak Bancshares, Inc.	1,314,199
1,521		Mastercard, Inc.	865,160
35,117	[1]	Morgan Stanley	5,582,198
61,440	[1]	Northern Trust Corp.	8,269,824
199,306	[2]	PayPal Holdings, Inc.	13,365,460
21,138	[1]	Principal Financial Group, Inc.	1,752,552
27,681	[1]	PROG Holdings, Inc.	895,757
48,721	[1]	Progressive Corp., OH	12,031,651
103,352	[1]	Prudential Financial, Inc.	10,721,736
129,815	[2]	Robinhood Markets, Inc.	18,586,912
25,449	[2]	SoFi Technologies, Inc.	672,363
167,080	[1]	State Street Corp.	19,382,951
251,855	[1,2]	StoneCo Ltd.	4,762,578
95,420	[1]	Synchrony Financial	6,779,591
52,383	[1]	The Travelers Cos., Inc.	14,626,381
40,311	[2]	Toast, Inc.	1,471,755
5,312		Visa, Inc., Class A	1,813,411

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
6,521	[2]	WEX, Inc.	$ 1,027,253
		TOTAL	198,343,095
		Health Care—15.6%
165,368	[1]	AbbVie, Inc.	38,289,307
42,778	[2]	Acadia Healthcare Co., Inc.	1,059,183
120,927	[1,2]	Align Technology, Inc.	15,142,479
25,426	[1,2]	Alnylam Pharmaceuticals, Inc.	11,594,256
43,833	[1]	Amgen, Inc.	12,369,673
65,209		Baxter International, Inc.	1,484,809
21,623	[1,2]	Biogen, Inc.	3,028,950
167,032	[2]	BioMarin Pharmaceutical, Inc.	9,046,453
64,023	[2]	Bridgebio Pharma, Inc.	3,325,355
52,917	[1]	Cardinal Health, Inc.	8,305,852
23,026	[1]	Cencora, Inc.	7,196,316
38,637	[1,2]	Charles River Laboratories International, Inc.	6,045,145
195,181	[1,2]	Community Health Systems, Inc.	626,531
54,756		Dentsply Sirona, Inc.	694,854
436,319	[1,2]	Dexcom, Inc.	29,359,906
149,231	[1,2]	Elanco Animal Health, Inc.	3,005,512
46,479	[1,2]	Fulgent Genetics, Inc.	1,050,425
4,598	[1]	Gilead Sciences, Inc.	510,378
50,623	[2]	Guardant Health, Inc.	3,162,925
56,624	[2]	Halozyme Therapeutics, Inc.	4,152,804
65,779	[1]	Humana, Inc.	17,113,722
43,219	[1,2]	Illumina, Inc.	4,104,508
82,961	[1,2]	Incyte Genomics, Inc.	7,035,922
23,077	[1,2]	Insulet Corp.	7,124,562
4,053		Johnson & Johnson	751,507
14,130		Merck & Co., Inc.	1,185,931
1,051,509	[1,2]	Moderna, Inc.	27,160,477
161,250	[1,2]	NeoGenomics, Inc.	1,244,850
52,286	[1,2]	Omnicell, Inc.	1,592,109
27,647	[1,2]	Privia Health Group, Inc.	688,410
42,101	[1,2]	Regeneron Pharmaceuticals, Inc.	23,672,129
114,447	[2]	Sarepta Therapeutics, Inc.	2,205,394
117,694	[1,2]	Teladoc Health, Inc.	909,775
7,794	[2]	Tempus AI, Inc.	629,054
25,461	[2]	Veeva Systems, Inc.	7,585,087
62,664	[2]	Waystar Holding Corp.	2,376,219
		TOTAL	264,830,769
		Industrials—9.8%
39,991	[1]	Allison Transmission Holdings, Inc.	3,394,436
61,941	[2]	APi Group Corp.	2,128,912
17,485	[1]	Apogee Enterprises, Inc.	761,821
39,645	[1,2]	Astronics Corp.	1,808,208
33,483		Atmus Filtration Technologies, Inc.	1,509,749
22,514	[1,2]	BlueLinx Holdings, Inc.	1,645,323
86,287		Delta Air Lines, Inc.	4,896,787
12,397	[1,2]	DXP Enterprises, Inc.	1,476,111
9,158	[1]	Emerson Electric Co.	1,201,346
19,733	[1]	GE Aerospace	5,936,081
69,074	[1,2]	GE Vernova, Inc.	42,473,603

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
13,590	[1,2]	Generac Holdings, Inc.	$ 2,274,966
2,166		General Dynamics Corp.	738,606
16,445		Leidos Holdings, Inc.	3,107,447
28,293	[1]	Masco Corp.	1,991,544
55,589	[1]	Paycom Software, Inc.	11,570,295
69,946	[1]	Pitney Bowes, Inc.	798,084
30,228	[1,2]	Proto Labs, Inc.	1,512,307
41,991	[1,2]	SkyWest, Inc.	4,225,134
40,404		Stanley Black & Decker, Inc.	3,003,229
21,922	[1]	Trane Technologies PLC	9,250,207
2,392	[1,2]	TransDigm, Inc.	3,152,704
135,229	[1,2]	Uber Technologies, Inc.	13,248,385
201,725	[1,2]	United Airlines Holdings, Inc.	19,466,463
222,088	[1]	Veralto Corp.	23,676,802
4,856		Xylem, Inc.	716,260
		TOTAL	165,964,810
		Information Technology—19.5%
12,242		Accenture PLC	3,018,877
122,721	[1,2]	Adobe, Inc.	43,289,833
141,497		Amkor Technology, Inc.	4,018,515
5,275	[1,2]	AppLovin Corp.	3,790,298
4,206	[2]	Arista Networks, Inc.	612,856
39,828	[2]	Axcelis Technologies, Inc.	3,888,806
18,644	[2]	Bill.Com Holdings, Inc.	987,573
23,307	[1,2]	Braze, Inc.	662,851
23,918	[1]	Clear Secure, Inc.	798,383
61,688	[2]	Credo Technology Group Holding Ltd.	8,982,390
2,351	[2]	Crowdstrike Holdings, Inc.	1,152,883
97,170	[1]	Dell Technologies, Inc.	13,775,791
455,791	[1,2]	Enphase Energy, Inc.	16,130,443
23,587	[1,2]	EPAM Systems, Inc.	3,556,684
33,699	[1,2]	Fortinet, Inc.	2,833,412
15,356	[2]	Gitlab, Inc.	692,248
69,225	[1,2]	GoDaddy, Inc.	9,472,057
6,265	[1,2]	HubSpot, Inc.	2,930,767
28,475	[2]	Kyndryl Holdings, Inc.	855,104
42,617	[2]	Life360, Inc.	4,530,187
53,456	[1,2]	LiveRamp Holdings, Inc.	1,450,796
149,034	[1]	Microchip Technology, Inc.	9,570,963
1,464		Motorola Solutions, Inc.	669,473
96,901	[1]	NetApp, Inc.	11,478,892
167,526	[1,2]	Nutanix, Inc.	12,462,259
14,318	[2]	Okta, Inc.	1,312,961
85,043	[1,2]	ON Semiconductor Corp.	4,193,470
6,444	[2]	Onto Innovation, Inc.	832,694
161,742	[1,2]	Palantir Technologies, Inc.	29,504,976
31,365	[1,2]	Palo Alto Networks, Inc.	6,386,541
137,964	[1]	Pegasystems, Inc.	7,932,930
16,392	[1,2]	Procore Technologies, Inc.	1,195,305
54,743	[2]	Pure Storage, Inc.	4,588,011
60,815	[1,2]	Q2 Holdings, Inc.	4,402,398
49,170	[2]	Qorvo, Inc.	4,478,404

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
8,299	[1]	Qualcomm, Inc.	$ 1,380,622
8,306	[1,2]	Qualys, Inc.	1,099,133
26,054	[1,2]	RingCentral, Inc.	738,370
16,993	[2]	Rubrik, Inc.	1,397,674
113,809		Salesforce, Inc.	26,972,733
88,870	[1]	Skyworks Solutions, Inc.	6,841,213
19,675	[1,2]	Synaptics, Inc.	1,344,589
19,659		TD SYNNEX Corp.	3,219,161
186,900	[1]	Teradyne, Inc.	25,724,916
98,260	[2]	UiPath, Inc.	1,314,719
81,223	[1,2]	Varonis Systems, Inc.	4,667,886
47,882	[1,2]	Zoom Communications, Inc.	3,950,265
84,897	[1,2]	Zscaler, Inc.	25,440,235
		TOTAL	330,531,547
		Materials—3.2%
32,097		Albemarle Corp.	2,602,425
81,226		Alcoa Corp.	2,671,523
113,740	[1,2]	Axalta Coating Systems Ltd.	3,255,239
551,845	[1]	Celanese Corp.	23,221,638
84,170	[1]	FMC Corp.	2,830,637
164,810	[1]	Mosaic Co./The	5,715,611
131,292	[1]	Newmont Corp.	11,069,228
14,685		Nucor Corp.	1,988,789
14,011	[1]	Steel Dynamics, Inc.	1,953,554
		TOTAL	55,308,644
		Real Estate—1.8%
12,247		American Healthcare REIT, Inc.	514,497
15,495	[2]	CBRE Group, Inc.	2,441,392
185,987	[1]	Kilroy Realty Corp.	7,857,951
103,053	[1]	SL Green Realty Corp.	6,163,600
72,073	[1]	Vornado Realty Trust, LP	2,921,119
38,202	[1]	Welltower, Inc.	6,805,304
44,244	[1,2]	Zillow Group, Inc.	3,293,523
		TOTAL	29,997,386
		Utilities—0.3%
23,403		Vistra Corp.	4,585,116
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,198,459,485)	1,495,489,923
		INVESTMENT COMPANY—8.6%
145,740,438		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[3] (IDENTIFIED COST $145,740,438)	145,740,438
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $1,344,199,923)[4]	1,641,230,361
		OTHER ASSETS AND LIABILITIES - NET—3.3%	56,751,872
		NET ASSETS—100%	$1,697,982,233
SECURITIES SOLD SHORT—(81.2)%
Shares			Value
		Communication Services—(5.8)%
10,402	[2]	AST SpaceMobile, Inc.	$ 510,530
9,316		ATN International, Inc.	139,461
92,810	[2]	Charter Communications, Inc.	25,532,495

Shares			Value
		Communication Services—continued
36,194	[2]	E.W. Scripps Co.	$ 89,037
192,063	[2]	Magnite, Inc.	4,183,132
31,745		Sinclair, Inc.	479,350
13,510	[2]	Take-Two Interactive Software, Inc.	3,490,444
110,672		TKO Group Holdings, Inc.	22,351,317
843,532	[2]	Trade Desk, Inc./The	41,341,503
		TOTAL	98,117,269
		Consumer Discretionary—(11.2)%
537,480	[2]	Caesars Entertainment, Inc.	14,525,397
51,000	[2]	CarMax, Inc.	2,288,370
288,681	[2]	Cava Group, Inc.	17,439,219
44,554		Churchill Downs, Inc.	4,322,184
138,404		D. R. Horton, Inc.	23,455,326
63,339	[2]	Dave & Buster’s Entertainment, Inc.	1,150,236
234,298	[2]	DraftKings, Inc.	8,762,745
58,744	[2]	Floor & Decor Holdings, Inc.	4,329,433
25,044	[2]	Fox Factory Holding Corp.	608,319
191,840	[2]	GameStop Corp.	5,233,395
60,320		Garmin Ltd.	14,851,990
49,026		Genuine Parts Co.	6,795,004
21,908	[2]	G-III Apparel Group Ltd.	582,972
3,771	[2]	Grand Canyon Education, Inc.	827,810
16,252		Lennar Corp., Class A	2,048,402
8,354		Lithia Motors, Inc.	2,639,864
43,120		LKQ Corp.	1,316,885
61,803		Nike, Inc., Class B	4,309,523
4,640	[2]	RH	942,662
83,877		Six Flags Entertainment Corp.	1,905,686
360,969		Starbucks Corp.	30,537,977
65,907	[2]	Tesla, Inc.	29,310,161
82,537	[2]	The RealReal, Inc.	877,368
45,107		Wingstop, Inc.	11,352,530
		TOTAL	190,413,458
		Consumer Staples—(4.1)%
181,392	[2]	Bellring Brands, Inc.	6,593,599
55,034		Dollar General Corp.	5,687,764
30,049	[2]	elf Beauty, Inc.	3,980,891
14,690		Fresh Del Monte Produce, Inc.	510,037
35,190		Hershey Foods Corp.	6,582,289
532,823		Lamb Weston Holdings, Inc.	30,946,360
30,247	[2]	Monster Beverage Corp.	2,035,926
49,773	[2]	Performance Food Group Co.	5,178,383
27,998		Procter & Gamble Co.	4,301,893
41,255		Sysco Corp.	3,396,937
		TOTAL	69,214,079
		Energy—(3.5)%
191,599		ConocoPhillips	18,123,350
286,384		Diamondback Energy, Inc.	40,981,550
7,226	[2]	DMC Global, Inc.	61,060
43,623	[2]	Green Plains, Inc.	383,446
		TOTAL	59,549,406
		Financials—(9.5)%
33,485		Aon PLC	11,940,081

Shares			Value
		Financials—continued
46,613		Ares Management Corp.	$ 7,452,953
14,654	[2]	Berkshire Hathaway, Inc., Class B	7,367,152
1,055		BlackRock, Inc.	1,229,993
79,684		Blackstone, Inc.	13,614,011
313,224	[2]	Block, Inc.	22,636,699
56,674		Capital One Financial Co.	12,047,759
101,206		Citigroup, Inc.	10,272,409
14,170		Comerica, Inc.	970,928
3,290		Erie Indemnity Co.	1,046,746
83,356	[2]	Fiserv, Inc.	10,747,089
28,321		Glacier Bancorp, Inc.	1,378,383
3,356		JPMorgan Chase & Co.	1,058,583
274,349		KKR & Co., Inc.	35,651,653
18,624	[2]	PRA Group, Inc.	287,555
152,851	[2]	Remitly Global, Inc.	2,491,471
17,889		SEI Investments Co.	1,517,882
103,611	[2]	Shift4 Payments, Inc.	8,019,491
17,101	[2]	StoneX Group, Inc.	1,725,883
43,381		Truist Financial Corp.	1,983,379
55,849	[2]	Upstart Holdings, Inc.	2,837,129
30,282		Webster Financial Corp. Waterbury	1,799,940
30,874		Wells Fargo & Co.	2,587,859
12,607		Western Alliance Bancorp	1,093,279
		TOTAL	161,758,307
		Health Care—(14.6)%
88,699	[2]	10X Genomics, Inc.	1,036,891
324,000	[2]	agilon health, Inc.	333,720
20,734	[2]	Akero Therapeutics, Inc.	984,450
230,231	[2]	Apellis Pharmaceuticals, Inc.	5,210,128
60,422	[2]	Arrowhead Pharmaceuticals, Inc.	2,083,955
28,594	[2]	Axsome Therapeutics, Inc.	3,472,741
159,326		Becton Dickinson & Co.	29,821,048
48,539	[2]	Biohaven Ltd.	728,570
600,828	[2]	Centene Corp.	21,437,543
44,015	[2]	Cryoport, Inc.	417,262
102,374	[2]	Cytokinetics, Inc.	5,626,475
22,025		Eli Lilly & Co.	16,805,075
53,368	[2]	Exact Sciences Corp.	2,919,763
68,190	[2]	HealthEquity, Inc.	6,462,366
198,316	[2]	Heron Therapeutics, Inc.	249,878
165,638	[2]	Hims & Hers Health, Inc.	9,394,987
79,621	[2]	Immunovant, Inc.	1,283,491
13,327	[2]	Inspire Medical Systems, Inc.	988,863
5,074	[2]	iRhythm Technologies, Inc.	872,677
2		Karyopharm Therapeutics, Inc.	11
52,571	[2]	Kodiak Sciences, Inc.	860,587
11,333	[2]	Madrigal Pharmaceuticals, Inc.	5,197,994
44,859	[2]	Masimo Corp.	6,618,946
17,845		Medtronic PLC	1,699,558
5,276	[2]	Molina Healthcare, Inc.	1,009,615
1,898	[2]	Outset Medical, Inc.	26,804
50,357	[2]	PTC Therapeutics, Inc.	3,090,409
25,625	[2]	Repligen Corp.	3,425,294

Shares			Value
		Health Care—continued
145,945	[2]	Revolution Medicines, Inc.	$ 6,815,632
234,173	[2]	Summit Therapeutics, Inc.	4,838,014
74,240		Thermo Fisher Scientific, Inc.	36,007,885
52,165	[2]	TransMedics Group, Inc.	5,852,913
74,536	[2]	Ultragenyx Pharmaceutical, Inc.	2,242,043
124,771		UnitedHealth Group, Inc.	43,083,426
388,412	[2]	Vaxcyte, Inc.	13,990,600
12,707		West Pharmaceutical Services, Inc.	3,333,427
		TOTAL	248,223,041
		Industrials—(8.1)%
62,067		Aaon, Inc.	5,799,540
14,088	[2]	Aerovironment, Inc.	4,436,170
34,299	[2]	Ameresco, Inc.	1,151,760
60,316	[2]	Avis Budget Group, Inc.	9,685,242
5,352	[2]	Axon Enterprise, Inc.	3,840,809
11,912	[2]	Builders Firstsource, Inc.	1,444,330
3,793		Caterpillar, Inc.	1,809,830
203,225		Concentrix Corp.	9,378,834
163,140	[2]	Copart, Inc.	7,336,406
22,192	[2]	Core & Main, Inc.	1,194,595
182,412	[2]	Driven Brands Holdings, Inc.	2,938,657
61,892		Fastenal Co.	3,035,184
3,658	[2]	FTI Consulting, Inc.	591,316
111,061	[2]	GXO Logistics, Inc.	5,874,016
44,719		Honeywell International, Inc.	9,413,349
15,024		Huntington Ingalls Industries, Inc.	4,325,560
115,690		Ingersoll-Rand, Inc.	9,558,308
5,959	[2]	Kirby Corp.	497,279
140,311		Knight-Swift Transportation Holdings, Inc.	5,543,688
21,288	[2]	Mercury Systems, Inc.	1,647,691
139,341	[2]	NEXTracker, Inc.	10,309,841
19,418		Old Dominion Freight Lines, Inc.	2,733,666
34,417		PACCAR, Inc.	3,383,879
333,047	[2]	QXO, Inc.	6,347,876
38,278		RTX Corp.	6,405,058
57,407	[2]	Saia, Inc.	17,185,360
19,767		United Parcel Service, Inc.	1,651,137
13,288	[2]	Vicor Corp.	660,679
		TOTAL	138,180,060
		Information Technology—(16.3)%
122,097	[2]	Advanced Micro Devices, Inc.	19,754,074
152,174	[2]	Allegro MicroSystems, Inc.	4,443,481
21,427	[2]	Appian Corp.	655,023
36,630		Applied Materials, Inc.	7,499,626
10,175	[2]	Astera Labs, Inc.	1,992,265
16,593	[2]	Cadence Design Systems, Inc.	5,828,457
468,855	[2]	Clearwater Analytics Holdings, Inc.	8,448,767
61,496	[2]	D-Wave Quantum, Inc.	1,519,566
45,713		Entegris, Inc.	4,226,624
50,482	[2]	First Solar, Inc.	11,132,796
20,458	[2]	Globalfoundries, Inc.	733,215
39,156	[2]	Impinj, Inc.	7,077,447
223,045	[2]	Intel Corp.	7,483,160

Shares			Value
		Information Technology—continued
126,695	[2]	IonQ, Inc.	$ 7,791,743
302,292		Marvell Technology, Inc.	25,413,688
91,165	[2]	MongoDB, Inc.	28,295,793
79,596	[2]	nCino, Inc.	2,157,848
20,626		Oracle Corp.	5,800,856
25,900	[2]	Par Technology Corp.	1,025,122
8,468	[2]	PTC, Inc.	1,719,173
5,588	[2]	Sitime Corp.	1,683,720
103,062	[2]	Sprout Social, Inc.	1,331,561
93,327	[2]	Strategy, Inc., Class A	30,070,893
535,110	[2]	Super Micro Computer, Inc.	25,653,173
59,231	[2]	Synopsys, Inc.	29,223,983
21,627		Ubiquiti Networks, Inc.	14,286,364
193,028	[2]	Unity Software, Inc.	7,728,841
727,760	[2]	Zeta Global Holdings Corp.	14,460,591
		TOTAL	277,437,850
		Materials—(4.1)%
90,886		Air Products & Chemicals, Inc.	24,786,430
4,772		Carpenter Technology Corp.	1,171,717
1,088,195		Dow, Inc.	24,952,311
209,193		International Paper Co.	9,706,555
45,161		LyondellBasell Industries N.V.	2,214,695
34,565	[2]	MP Materials Corp.	2,318,275
45,461		Smurfit WestRock PLC	1,935,275
27,902		Westlake Corp.	2,150,128
		TOTAL	69,235,386
		Real Estate—(2.7)%
157,853		Alexandria Real Estate Equities, Inc.	13,155,469
4,503		Digital Realty Trust, Inc.	778,479
1,578		Equinix, Inc.	1,235,953
85,926		Extra Space Storage, Inc.	12,110,410
213,199		Healthcare Realty Trust, Inc.	3,843,978
29,552		ProLogis, Inc.	3,384,295
159,365		Realty Income Corp.	9,687,798
47,162		Weyerhaeuser Co.	1,169,146
		TOTAL	45,365,528
		Utilities—(1.3)%
37,479		Brookfield Renewable Corp.	1,290,027
96,213		NextEra Energy, Inc.	7,263,120
102,804		Sempra Energy	9,250,304
9,798		Southwest Gas Holdings, Inc.	767,575
36,709		Xcel Energy, Inc.	2,960,581
		TOTAL	21,531,607
		Total Securities Sold Short (PROCEEDS $1,294,261,264)	$1,379,025,991
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$117,480,736
Purchases at Cost	$940,766,098
Proceeds from Sales	$(912,506,396)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$145,740,438
Shares Held as of 9/30/2025	145,740,438
Dividend Income	$4,557,774

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the“Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.